Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Derivative Commitments (Detail) (Derivative Mortgage Loans Commitments [Member])	Dec. 31, 2014
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	38.00%
Inherent MSR value (basis points per loan)	45.00%
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	100.00%
Inherent MSR value (basis points per loan)	203.00%
Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	76.00%
Inherent MSR value (basis points per loan)	129.00%